Transactions with Related Parties - Receivables and payables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Transactions with related parties
Current receivables	$ 786,952	$ 814,427
Current payables	$ 83,007	$ 644,251
Average interest rates bearing from account balances	6.90%	9.60%
UHI, including Univision
Transactions with related parties
Current receivables	$ 692,282	$ 748,844
Current payables		594,254
Provision recognized	691,221
Receivables from related parties	692,282	748,844
OCEN
Transactions with related parties
Current receivables	34,137	3,968
Editorial Clio
Transactions with related parties
Current receivables	2,308	2,933
Other
Transactions with related parties
Current receivables	58,225	58,682
Current payables	50,697	24,550
AT&T
Transactions with related parties
Current payables	32,310	25,447
Affiliates and other related parties
Transactions with related parties
Deposits and advances from affiliates and other related parties	$ 119,736	$ 144,672
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Subsidiaries
Transactions with related parties
Annual payment in lease agreement			$ 41,400
Basis points			1.22%
Annual interest rate			6.00%